Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

4.	Related Party Transactions

	(a)	During the year ended March 31, 2013, the Company incurred management fees of $43,500 (2012 - $33,000) to a company controlled by the President of the Company.

	(b)	During the year ended March 31, 2013, the Company incurred management fees of $37,500 (2012 - $27,000) to a company controlled by the Chief Financial Officer of the Company.

	(c)	During the year ended March 31, 2013, the Company incurred consulting fees of $36,626 (2012 - $nil) to a director of the Company.

	(d)	As at March 31, 2013, the Company owes $171,500 (2012 - $138,500) to a company controlled by the President of the Company which is non-interest bearing, unsecured, and due on demand.

	(e)	As at March 31, 2013, the Company owes $137,000 (2012 - $108,000) to a company controlled by the Chief Financial Officer of the Company which is non-interest bearing, unsecured, and due on demand.

	(f)	As at March 31, 2013, the Company owes $166 (2012 - $166) to the President of the Company which is non-interest bearing, unsecured, and due on demand.